UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.0%

Security	Principal Amount (000’s omitted)	Value
Education — 31.2%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	$390	$425,970
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	750	890,872
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	875,873
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/31	755	894,630
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	857,633
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	110,229
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	157,796
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	360	421,952
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	215,431
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	309,239
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	262,103
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	678,869
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	786,995
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	530	614,350
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,792,287
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	471,332
Pennsylvania State University, 5.00%, 9/1/34	750	896,467
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/33	1,035	1,209,687
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	826,845
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	289,040

		$12,987,600

Escrowed/Prerefunded — 17.5%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,174,330
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	555	597,702
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,680,510
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	989,482
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	135	148,653
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	192,698
Pennsylvania Turnpike Commission, Prerefunded to 12/1/21, 5.25%, 12/1/31	1,000	1,132,140
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	715	742,091
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	613,887

		$7,271,493

Security	Principal Amount (000’s omitted)	Value
General Obligations — 15.3%
Chester County, 4.00%, 7/15/29	$250	$283,795
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,100	1,418,824
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,225,930
Upper Merion Area School District, 5.00%, 1/15/36	500	589,665
West York Area School District, 5.00%, 4/1/33	750	840,420

		$6,358,634

Hospital — 16.7%
Berks County Industrial Development Authority, (Tower Health), 5.00%, 11/1/37	$1,200	$1,378,680
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	195	208,500
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,080,320
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	522,430
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	559,265
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	270,755
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	723,674
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	400	469,308
Philadelphia Hospitals and Higher Education Facilities Authority, (Temple University Health System Obligated Group), 5.00%, 7/1/34	545	611,021
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	839,093
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	272,978

		$6,936,024

Housing — 1.7%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$188,970
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	519,510

		$708,480

Insured-Education — 4.3%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	$500	$504,250
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	378,188
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	882,437

		$1,764,875

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$433,145
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	655,103

		$1,088,248

Insured-Escrowed/Prerefunded — 17.1%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$547,110
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	683,826
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	1,000	1,004,200

Security	Principal Amount (000’s omitted)	Value
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	$180	$151,153
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,620	1,664,566
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	504,980
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	514,290
Reading School District, (AGM), Prerefunded to 9/1/18, 5.00%, 3/1/35	1,500	1,534,980
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	88,913
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	88,914
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	345,193

		$7,128,125

Insured-General Obligations — 15.8%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$622,430
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	839,985
Luzerne County, (AGM), 5.00%, 11/15/29	250	289,540
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,317,717
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,001,130
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,520,259

		$6,591,061

Insured-Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$307,370

		$307,370

Insured-Industrial Development Revenue — 2.5%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,053,270

		$1,053,270

Insured-Lease Revenue/Certificates of Participation — 4.2%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$519,620
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,218,827

		$1,738,447

Insured-Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,068,740
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	215,449

		$1,284,189

Insured-Transportation — 5.6%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$2,100	$2,328,207

		$2,328,207

Insured-Water and Sewer — 9.6%
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	$1,250	$952,900
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,642,800
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,405,651

		$4,001,351

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.0%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,681,230

		$1,681,230

Transportation — 4.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$491,956
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	771,873
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	190	209,215
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	540,530

		$2,013,574

Water and Sewer — 1.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$538,245

		$538,245

Total Tax-Exempt Investments — 158.0% (identified cost $61,962,239)		$65,780,423

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.1)%		$(1,275,251)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.9)%		$(20,377,057)

Other Assets, Less Liabilities — (6.0)%		$(2,498,697)

Net Assets Applicable to Common Shares — 100.0%		$41,629,418

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 41.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 17.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Mar-18	$(3,060,000)	$6,212

					$6,212

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $6,212.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$65,780,423	$—	$65,780,423
Total Investments	$—	$65,780,423	$—	$65,780,423
Futures Contracts	$6,212	$—	$—	$6,212
Total	$6,212	$65,780,423	$—	$65,786,635

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018